Interest Expense (Income) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Line Items]
Interest paid	$ 141.2	$ 178.0	$ 177.6